Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Caledonia Mining Corp Plc
Entity Central Index Key	0000766011
Trading Symbol	cmcl
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	10,603,153
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false